Summary of Significant Accounting Policies - Schedule of Segment (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues:
Total segment revenues	¥ 273,333,957	$ 37,446,599	¥ 205,481,904	¥ 179,586,066
Total adjusted net loss	(135,315,447)		(146,284,520)	(80,287,511)
Depreciation and amortization expenses - Merchandise	(4,673,551)	(640,274)	(6,107,400)	(3,544,322)
Unallocated allowance of accounts receivable, net	(3,100,973)		(1,978,793)	(5,334,098)
Unallocated interest expenses	(16,738,971)		(12,178,668)	(30,826,950)
Unallocated interest income	3,248,285		2,562,605	465,162
Unallocated foreign currency exchange (loss)/gain, net	16,927	2,319	(66,798)	671,007
Unallocated other income	1,912,396	261,997	421,449	1,599,746
Unallocated other expenses, net			(10,440,057)
Unallocated changes in fair value of financial instruments	4,803,913		17,101,260	(1,875,889)
Total consolidated loss before income tax expenses	(149,847,421)		(156,970,922)	(119,132,855)
Merchandise [Member]
Revenues:
Total segment revenues	273,333,957		205,481,904	177,864,489
Total adjusted net loss	(135,315,447)		(146,284,520)	(78,972,163)
Depreciation and amortization expenses - Merchandise	(4,673,551)		(6,107,400)	(3,419,130)
Fresh Products [Member]
Revenues:
Total segment revenues				1,721,577
Total adjusted net loss				(1,315,348)
Depreciation expenses - Fresh products				¥ (125,192)